Shareholders' Equity (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of classes of share capital [abstract]
Schedule of classes of share capital
Share capital

	As of June 30,		As of June 30,
	2019	2018	2019	2018
	(number of shares)		(in thousands)
Details
Class A ordinary shares	117,273,566	105,371,800	$11,727	$10,537
Class B ordinary shares	124,722,559	129,942,506	12,472	12,994
	241,996,125	235,314,306	$24,199	$23,531
Movements in Class A ordinary share capital

	Number of Shares	Amount
		(U.S. $ in thousands)
Details
Balance as of June 30, 2017	91,979,704	$9,198
Conversion of Class B ordinary shares	5,861,707	587
Exercise of share options	1,902,084	190
Issuance for settlement of RSUs	5,253,809	525
Vesting of share options that were early exercised	374,496	37
Balance as of June 30, 2018	105,371,800	10,537
Conversion of Class B ordinary shares	5,219,947	522
Exercise of share options	1,496,875	150
Issuance for settlement of RSUs	4,674,873	467
Vesting of share options that were early exercised	510,071	51
Balance as of June 30, 2019	117,273,566	$11,727

Class A shares as of June 30, 2019 and June 30, 2018 does not include 911,367 and 827,871 shares of restricted stock outstanding, respectively, that are subject to forfeiture or repurchase.
Movements in Class B ordinary share capital

	Number of Shares	Amount
		(U.S. $ in thousands)
Details
Balance as of June 30, 2017	135,283,942	$13,528
Exercise of share options	520,271	53
Conversion to Class A ordinary shares	(5,861,707)	(587)
Balance as of June 30, 2018	129,942,506	12,994
Conversion to Class A ordinary shares	(5,219,947)	(522)
Balance as of June 30, 2019	124,722,559	$12,472